UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010


Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cambridge Investments, Ltd.
Address:    5237 HHR Ranch Road, Suite A
            Wilson, Wyoming  83014

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John R. Tozzi
Title:      President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/s/ John R. Tozzi              Wilson, Wyoming              August 10, 2010
--------------------------------------------------------------------------------
   [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1. Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            -----------
Form 13F Information Table Entry Total:     9
                                            -----------
Form 13F Information Table Value Total:     $88,340
                                            (thousands)

List of Other Included Managers:

1. Cambridge Investment Partners, LLC

                                                               Market
                                                               Value    Shrs or   SH/  Put/  Investment  Other      Voting Authority
Name of Issuer                      Title of Class   Cusip     (*1000)  Prn Amt   PRN  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                    COM             057224107  3,483    83,778    SH         Defined     1         83,778
CAMERON INTERNATIONAL CORP          COM             13342B105  4,987    153,352   SH         Defined     1         153,352
DIAMOND OFFSHORE DRILLING INC       COM             25271C102  3,555    57,159    SH         Defined     1         57,159
ENSCO PLC                           SPONSORED ADR   29358Q109  8,660    220,461   SH         Defined     1         220,461
NATIONAL OILWELL VARCO INC          COM             637071101  8,072    244,100   SH         Defined     1         244,100
STREETTRACKS SER TR SPDR OILGAS EX  COM             78464A730  9,915    254,300   SH         Defined     1         254,300
SCHLUMBERGER LTD                    COM             806857108  10,538   190,431   SH         Defined     1         190,431
SELECT SECTOR SPDR TR               SBI INT-ENERGY  81369Y506  31,317   630,380   SH         Defined     1         630,380
NOBLE DRILLING CORP                 NAMEN -AKT      H5833N103  7,812    252,740   SH         Defined     1         252,740
                                                               88,340